Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of information about income taxes
(€ million)	2023	2022	2021
Current taxes:
- Italian subsidiaries	97	1,920	439
- subsidiaries of the Exploration & Production segment - outside Italy	5,349	7,027	3,609
- other subsidiaries - outside Italy	185	944	157
	5,631	9,891	4,205
Net deferred taxes:
- Italian subsidiaries	(137)	(2,191)	(45)
- subsidiaries of the Exploration & Production segment - outside Italy	(22)	713	552
- other subsidiaries - outside Italy	(104)	(325)	133
	(263)	(1,803)	640
	5,368	8,088	4,845

Schedule of detailed information about the reconciliation between the statutory tax charge and the effective tax charge
(€ million)	2023	2022	2021
Profit (loss) before taxation	10,228	22,049	10,685
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	2,455	5,292	2,564
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,036	3,388	2,301
- extraordinary contribution effect for companies in energy sector		1,971
- impact pursuant to foreign tax effects of italian entities		66	108
- effect of the valuation of the investments under the equity method	(26)	50	180
- effect due to the tax regime provided for intercompany dividends	7	11	54
- Italian regional income tax (IRAP)	91	(18)	140
- tax effects related to previous years	48	(19)	52
- effect of reversals (impairments) of deferred tax assets	(96)	(241)
- impact pursuant to (reversal) impairment of deferred tax assets	(221)	(2,087)	(666)
- other adjustments	74	(325)	112
	2,913	2,796	2,281
Effective tax charge	5,368	8,088	4,845